SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue And Deferred Revenue
Deferred revenue, beginning	$ 140,088	$ 131,794
Customer payments received attributable to contract liabilities for unearned revenue	18,437	141,126
Revenue recognized from fulfilling contract liabilities	(72,871)	(132,832)
Deferred revenue, ending	$ 85,654	$ 140,088